Segment, Product and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2023
Segment, Product and Geographic Information
Schedule of segment reporting

	Year Ended December 31, 2021
		Non-driver	Consolidated
	Driver IC	products	Total

	(in thousands)
Segment revenues	$1,361,442	185,655	1,547,097
Segment operating income (loss)	$551,943	(6,922)	545,021
Non operating loss, net			(429)
Consolidated profit before income taxes			$544,592
Significant noncash items:
Share-based compensation	$424	276	700
Depreciation and amortization	$5,598	15,744	21,342

	Year Ended December 31, 2022
		Non-driver	Consolidated
	Driver IC	products	Total

	(in thousands)
Segment revenues	$1,042,938	158,401	1,201,339
Segment operating income (loss)	$275,275	(17,688)	257,587
Non operating income, net			18,978
Consolidated profit before income taxes			$276,565
Significant noncash items:
Share-based compensation	$1,655	1,441	3,096
Depreciation and amortization	$8,261	13,081	21,342

	Year Ended December 31, 2023
		Non-driver	Consolidated
	Driver IC	products	Total

	(in thousands)
Segment revenues	$804,840	140,588	945,428
Segment operating income (loss)	$75,282	(32,070)	43,212
Non operating income, net			1,181
Consolidated profit before income taxes			$44,393
Significant noncash items:
Share-based compensation	$1,608	1,055	2,663
Depreciation and amortization	$8,601	11,721	20,322

Schedule of segment revenues in geographic region

The following tables summarize information pertaining to the segment revenues from customers in different geographic region (based on customer’s headquarter location):

	For the year ended December 31, 2021
		Non-driver	Consolidated
	Driver IC	products	Total

	(in thousands)
China	$1,149,442	111,656	1,261,098
Taiwan	167,728	51,378	219,106
Other Asia Pacific (Philippines, Korea and Japan)	44,272	21,912	66,184
Europe and America	-	709	709
	$1,361,442	185,655	1,547,097

	For the year ended December 31, 2022
		Non-driver	Consolidated
	Driver IC	products	Total

	(in thousands)
China	$828,754	96,675	925,429
Taiwan	149,037	26,507	175,544
Other Asia Pacific (Philippines, Korea, Japan and Israel)	64,523	25,735	90,258
Europe and America	624	9,484	10,108
	$1,042,938	158,401	1,201,339

	For the year ended December 31, 2023
		Non-driver	Consolidated
	Driver IC	products	Total

	(in thousands)
China	$632,363	88,395	720,758
Taiwan	119,289	22,494	141,783
Other Asia Pacific (Philippines, Korea, Japan and Israel)	50,347	17,350	67,697
Europe and America	2,841	12,349	15,190
	$804,840	140,588	945,428

Schedule of segment revenues from major product lines

The following tables summarize information pertaining to the segment revenues from major product lines:

	For the year ended December 31, 2021
		Non-driver	Consolidated
	Driver IC	products	Total

	(in thousands)
Display drivers for large-sized applications	$397,905	—	397,905
Display drivers for small and medium-sized applications	963,537	—	963,537
Non-driver products	—	185,655	185,655
	$1,361,442	185,655	1,547,097

	For the year ended December 31, 2022
		Non-driver	Consolidated
	Driver IC	products	Total

	(in thousands)
Display drivers for large-sized applications	$263,992	—	263,992
Display drivers for small and medium-sized applications	778,946	—	778,946
Non-driver products	—	158,401	158,401
	$1,042,938	158,401	1,201,339

	For the year ended December 31, 2023
		Non-driver	Consolidated
	Driver IC	products	Total

	(in thousands)
Display drivers for large-sized applications	$175,666	—	175,666
Display drivers for small and medium-sized applications	629,174	—	629,174
Non-driver products	—	140,588	140,588
	$804,840	140,588	945,428

Schedule of carrying values of company's tangible long-lived assets

The carrying values of the Company’s property, plant and equipment are located in the following countries:

	December 31,	December 31,
	2022	2023

	(in thousands)
Taiwan	$123,361	126,993
U.S.	1,595	1,396
China	834	1,442
Korea	245	239
Japan	103	39
	$126,138	130,109

Schedule of revenues from significant customers

Revenues from significant customers, those representing 10% or more of total revenue for the respective periods, are summarized as follows:

	Year ended December 31,
	2021	2022	2023

	(in thousands)
Driver IC segment:
Customer A and its affiliates	$443,930	347,794	234,581
Customer C	290,578	112,231	102,719
	$734,508	460,025	337,300
Non-driver products segment:
Customer A and its affiliates	$53,153	40,400	36,770
Customer C	4,639	1,165	1,120
	$57,792	41,565	37,890

Schedule of accounts receivable from significant customers

Accounts receivable from significant customers, those representing 10% or more of total accounts receivable for the respective dates, is summarized as follows:

	December 31,	December 31,
	2022	2023

	(in thousands)
Customer A and its affiliates	$82,144	67,135
Customer C	26,838	24,303
	$108,982	91,438

Schedule of contract liabilities in relation to revenue from contracts with customers

The Company has recognized the following contract liabilities in relation to revenue from contracts with customers:

	December 31,	December 31,
	2022	2023

	(in thousands)
Contract liabilities-current	$49,167	17,751